Segment Information (Details)	6 Months Ended
Jun. 30, 2026 Segments
Segment Reporting [Line Items]
Number of reportable segments	2
Number of operating segments	2
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	CEO
Segment Reporting, Expense Information Used by CODM, Description	Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance.